Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 23,909	$ 22,731
Held-to-maturity, market value	32,111	36,145
Available-for-sale, amortized cost	$ 338,449	$ 319,201
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,450,711	10,319,673
Common stock, shares outstanding	10,450,711	10,319,673
Net unrealized losses on available-for-sale securities, income taxes	$ 1,498	$ 2,533